Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of Maturities for Financial Liabilities on Undiscounted Basis

The following table summarizes the maturities of the Company’s financial liabilities on an undiscounted basis:

		Years ending December 31,
	2018	2019	2020 and later	Total
	$	$	$	$
Credit facility¹	-	800	14,905	15,705
Accounts payable and accrued liabilities	3,572	-	-	3,572
Long-term borrowing¹	45	180	644	869
Obligation under finance leases¹	11	31	20	62
Obligation under car lease	2	6	19	27
Total	3,630	1,017	15,588	20,235

¹Credit facility, long-term borrowing and obligation under finance leases include principal and interest/finance charges.